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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21043

                         Pioneer Pioneer High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

Pioneer High

                     Income  Trust

                               NQ      | June 30, 2014

Ticker Symbol:  PHT

Schedule of Investments | 6/30/14 (unaudited)

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 ASSET BACKED SECURITIES -  1.3% of Net Assets

 BANKS - 0.2%

 Thrifts & Mortgage Finance - 0.2%

   83,371(a)(m)

 CCC/Caa3

 Amortizing Residential Collateral Trust, Series 2002-BC1, Class M1, 1.427%, 1/25/32

 $ 58,465

   125,000(m)

 BB/NR

 CarNow Autso Receivables Trust, Series 2012-1A, Class D, 6.9%, 11/15/16 (144A)

   125,210

   412,000(b)(m)

 CCC/C

 Citicorp Residential Mortgage Trust, Series 2006-2, Class M1, 5.918%, 9/25/36

   372,347

   250,000(c)(m)

 NR/WR

 Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)

   246,117

 Total Banks

 $ 802,139

 CONSUMER SERVICES - 0.4%

 Hotels, Resorts, Cruise Lines - 0.4%

   218,961(m)

 BB/NR

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

 $ 226,012

   1,389,175(m)

 NR/NR

 Westgate Resorts LLC, Series 2012-BA, Class A, 9.5%, 2/20/25 (144A)

   1,411,263

   164,590(m)

 NR/NR

 Westgate Resorts LLC, Series 2013-1A, Class B, 3.75%, 8/20/25 (144A)

   166,732

 Total Consumer Services

 $ 1,804,007

 DIVERSIFIED FINANCIALS - 0.2%

 Thrifts & Mortgage Finance - 0.2%

   660,000(c)(m)

 NR/NR

 GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)

 $ 631,028

 Total Diversified Financials

 $ 631,028

 MATERIALS - 0.1%

 Steel - 0.1%

   303,340(b)(m)

 B+/B3

 Accredited Mortgage Loan Trust, Series 2003-3, Class A1, 5.21%, 1/25/34

 $ 294,731

 Total Materials

 $ 294,731

 TRANSPORTATION - 0.4%

 Airlines - 0.4%

   1,270,237(a)(m)

 CCC-/Caa3

 Aircraft Finance Trust, Series 1999-1A, Class A1, 0.632%, 5/15/24 (144A)

 $ 495,393

   592,526(a)(m)

 CCC+/Caa2

 Aviation Capital Group Trust, Series 2000-1A, Class A1, 1.132%, 11/15/25 (144A)

   290,338

   1,362,025(a)(m)

 CCC/Caa2

 Lease Investment Flight Trust, Series 1, Class A1, 0.542%, 7/15/31

   980,658

 Total Transportation

 $ 1,766,389

 TOTAL ASSET BACKED SECURITIES

 (Cost  $5,432,214)

 $ 5,298,294

 COLLATERALIZED MORTGAGE OBLIGATIONS -  1.6% of Net Assets

 BANKS - 0.9%

 Thrifts & Mortgage Finance - 0.9%

   1,352,063(a)(m)

 CCC/Caa2

 Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 0.352%, 2/25/37

 $ 1,222,001

   135,185(m)

 NR/NR

 Extended Stay America Trust, Series 2013-ESHM, Class M, 7.625%, 12/5/19 (144A)

   138,512

Pioneer High Income Trust | NQ|6/30/14

Schedule of Investments | 6/30/14 (unaudited) (continued)

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Thrifts & Mortgage Finance (continued)

   300,000(c)

 BB+/Ba2

 GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates, Series 2004-GG2, Class E, 6.053%, 8/10/38

 $ 299,706

   265,633(m)

 NR/NR

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

   260,081

   250,000(c)(m)

 BB/NR

 Springleaf Mortgage Loan Trust, Series 2013-1A, Class B1, 5.58%, 6/25/58 (144A)

   249,976

   498,000(c)(m)

 BB-/Ba3

 Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AJ, 5.658%, 3/15/45

   513,485

   900,000(c)(m)

 B-/B1

 Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ, 6.163%, 5/15/46

   946,492

 Total Banks

 $ 3,630,253

 DIVERSIFIED FINANCIALS - 0.7%

 Other Diversified Financial Services - 0.2%

   700,000(c)(m)

 NR/B1

 LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class C, 5.375%, 4/15/40

 $ 718,102

 Thrifts & Mortgage Finance - 0.5%

   725,000(b)(m)

 NR/NR

 CAM Mortgage Trust, Series 2014-1, Class M, 5.5%, 12/15/53 (144A)

 $ 723,852

   200,000(m)

 B/B3

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AJ, 5.623%, 5/12/45

   205,299

   650,000(c)(m)

 B-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ, 6.218%, 2/15/51

   674,872

   375,000(a)(m)

 BB/NR

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class E, 3.107%, 4/15/28 (144A)

   377,326

 $ 1,981,349

 Total Diversified Financials

 $ 2,699,451

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $6,153,461)

 $ 6,329,704

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  6.3% of Net Assets * (a)

 COMMERCIAL & PROFESSIONAL SERVICES - 0.3%

 Research & Consulting Services - 0.3%

   1,000,000

 CCC+/Caa1

 Sourcehov LLC, Second Lien Term Loan, 8.75%, 4/30/19

 $ 1,013,333

 Total Commercial & Professional Services

 $ 1,013,333

 CONSUMER DISCRETIONARY - 1.2%

 Automobiles & Components - 0.4%

   1,629,375

 B+/B2

 CWGS Group LLC, Term Loan, 5.75%, 2/20/20

 $ 1,645,669

 Education Services - 0.7%

   2,885,500

 B+/B2

 McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19

 $ 2,921,569

 Publishing - 0.1%

   410,080

 B-/B3

 Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19

 $ 411,105

 Total Consumer Discretionary

 $ 4,978,343

 ENERGY - 1.0%

 Coal & Consumable Fuels - 0.1%

   587,500

 Cc/Ca

 PT Bumi Resources Tbk, Term Loan, 18.152%, 11/7/14

 $ 352,500

 Oil & Gas Drilling - 0.3%

   1,050,500

 NR/NR

 Jonah Energy LLC, Second Lien Initial Loan, 7.5%, 5/12/21

 $ 1,064,944

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Oil & Gas Exploration & Production - 0.6%

   2,500,000

 B-/B2

 Fieldwood Energy LLC, Closing Date Second Lien Term Loan, 8.375%, 9/30/20

 $ 2,585,260

 Total Energy

 $ 4,002,704

 FOOD, BEVERAGE & TOBACCO - 0.8%

 Agricultural Products - 0.3%

   1,046,525

 CCC+/Caa1

 Arysta LifeScience SPC LLC, Initial Second Lien Term Loan, 8.25%, 11/20/20

 $ 1,071,380

 Packaged Foods & Meats - 0.5%

   2,174,550

 B-/NR

 New HB Acquisition LLC, Term B Loan, 6.75%, 4/9/20

 $ 2,261,532

 Total Food, Beverage & Tobacco

 $ 3,332,912

 HEALTH CARE EQUIPMENT & SERVICES - 0.8%

 Health Care Equipment & Services - 0.2%

   875,000

 CCC+/Caa2

 Accellent, Inc., Initial Second Lien Term Loan, 7.5%, 3/11/22

 $ 871,354

 Health Care Services - 0.3%

   1,342,876

 B/B2

 Gentiva Health Services, Inc., Initial Term Loan B, 6.5%, 10/18/19

 $ 1,345,394

 Health Care Technology - 0.3%

   1,181,418

 CCC/Caa3

 Medical Card System, Inc., Term Loan, 12.0%, 9/17/15

 $ 1,163,697

 Total Health Care Equipment & Services

 $ 3,380,445

 INDUSTRIALS - 0.3%

 Industrial Conglomerates - 0.3%

   1,240,000

 B-/Caa1

 Filtration Group Co., Initial Second Lien Term, 8.25%, 11/22/21

 $ 1,264,800

 Total Industrials

 $ 1,264,800

 INSURANCE - 0.4%

 Property & Casualty Insurance - 0.4%

   1,385,452

 CCC/Caa2

 Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19

 $ 1,397,575

 Total Insurance

 $ 1,397,575

 MATERIALS - 0.2%

 Diversified Metals & Mining - 0.0%

   100,918(d)

 NR/NR

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 0.0%, 1/20/13

 $ 40,367

 Steel - 0.2%

   786,000

 B/B1

 Essar Steel Algoma, Inc., Term Loan, 9.25%, 9/19/14

 $ 789,930

 Total Materials

 $ 830,297

 MEDIA - 0.1%

 Publishing - 0.1%

   485,783

 B/B2

 Cengage Learning Acquisitions, Inc., Term Loan, 7.0%, 3/31/20

 $ 492,715

 Total Media

 $ 492,715

 RETAILING - 0.3%

 Computer & Electronics Retail - 0.3%

   1,369,506

 B/B2

 Targus Group International, Inc., Term Loan, 12.0%, 5/24/16

 $ 1,174,351

 Total Retailing

 $ 1,174,351

 SOFTWARE & SERVICES - 0.6%

 Application Software - 0.6%

   2,500,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/27/17

 $ 2,550,782

 Total Software & Services

 $ 2,550,782

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 UTILITIES - 0.3%

 Electric Utilities - 0.3%

   1,316,443

 D/Caa3

 Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan, 4.651%, 10/10/17

 $ 1,092,648

 Total Utilities

 $ 1,092,648

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $25,526,283)

 $ 25,510,905

 CORPORATE BONDS & NOTES -  109.4% of Net Assets

 AUTOMOBILES & COMPONENTS - 2.1%

 Auto Parts & Equipment - 0.4%

   229,000

 BB-/B1

 Gates Investments LLC / Gates Investments, Inc., 9.0%, 10/1/18

 $ 243,839

   1,140,000

 B/Caa1

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

   1,211,250

 $ 1,455,089

 Automobile Manufacturers - 1.7%

   6,000,000

 B/B1

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.0%, 6/15/19

 $ 6,517,500

   500,000

 B/B1

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21

   565,000

 $ 7,082,500

 Total Automobiles & Components

 $ 8,537,589

 BANKS - 1.0%

 Regional Banks - 0.3%

   1,225,000(c)(e)(m)

 BBB/Baa3

 PNC Financial Services Group, Inc., 4.447%, 5/29/49

 $ 1,225,000

 Thrifts & Mortgage Finance - 0.7%

   2,925,000

 B+/Ba3

 Provident Funding Associates LP / PFG Finance Corp., 6.75%, 6/15/21 (144A)

 $ 2,961,563

 Total Banks

 $ 4,186,563

 CAPITAL GOODS - 7.3%

 Aerospace & Defense - 1.3%

   2,200,000(m)

 B-/Caa1

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $ 2,106,500

   2,984,000(m)

 B-/B3

 DynCorp International, Inc., 10.375%, 7/1/17

   3,118,280

 $ 5,224,780

 Construction & Engineering - 0.4%

   1,500,000

 B/B2

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 $ 1,695,000

 Construction & Farm Machinery & Heavy Trucks - 0.5%

   2,000,000(m)

 CCC-/B3

 Navistar International Corp., 8.25%, 11/1/21

 $ 2,087,500

 Electrical Components & Equipment - 0.5%

   2,000,000

 B-/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $ 2,055,000

 Industrial Conglomerates - 0.7%

   1,710,000

 CCC+/Caa2

 Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)

 $ 1,282,500

   770,000

 B/B3

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

   804,650

   605,000(m)

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

   673,062

 $ 2,760,212

 Industrial Machinery - 3.2%

   1,040,000

 B/B2

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 $ 1,163,500

   1,080,000

 B-/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

   1,001,700

   5,170,000

 B/Caa1

 Mueller Water Products, Inc., 7.375%, 6/1/17

   5,254,013

   1,590,000(m)

 CCC-/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

   834,750

   4,500,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

  4,781,250

 $ 13,035,213

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Trading Companies & Distributors - 0.7%

   2,510,000(m)

 B-/B3

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19

 $ 2,873,950

 Total Capital Goods

 $ 29,731,655

 COMMERCIAL & PROFESSIONAL SERVICES - 1.1%

 Commercial Printing - 0.2%

   700,000(m)

 B-/Caa1

 Mustang Merger Corp., 8.5%, 8/15/21 (144A)

 $ 763,000

 Diversified Support Services - 0.9%

   3,900,000(m)

 B/Caa2

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $ 3,802,500

 Environmental & Facilities Services - 0.0%

   2,180,000(d)(f)(m)

 NR/WR

 Old AII, Inc., 10.0%, 12/15/16

 $ 22

 Total Commercial & Professional Services

 $ 4,565,522

 CONSUMER DISCRETIONARY - 2.3%

 Auto Parts & Equipment - 0.6%

   645,000(m)

 B/B3

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

 $ 701,438

   1,585,000(m)

 B+/B2

 Stackpole International Intermediate / Stackpole International Powder, 7.75%, 10/15/21 (144A)

   1,656,325

 $ 2,357,763

 Automotive Retail - 0.4%

   1,550,000(m)

 B/B3

 DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.0%, 6/1/21 (144A)

 $ 1,581,000

 Casinos & Gaming - 0.7%

   3,000,000(m)

 B/B3

 Scientific Games International, Inc., 6.625%, 5/15/21 (144A)

 $ 2,970,000

 Department Stores - 0.3%

   900,000

 CCC+/Caa2

 Neiman Marcus Group, Ltd. LLC, 8.0%, 10/15/21 (144A)

 $ 969,750

 Movies & Entertainment - 0.3%

   1,275,000

 B-/Caa1

 SFX Entertainment, Inc., 9.625%, 2/1/19 (144A)

 $ 1,338,750

 Total Consumer Discretionary

 $ 9,217,263

 CONSUMER DURABLES & APPAREL - 3.9%

 Homebuilding - 0.7%

   750,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 5/15/19

 $ 799,687

   1,975,000

 B/B2

 Rialto Holdings LLC / Rialto Corp., 7.0%, 12/1/18 (144A)

   2,073,750

   400,000(d)(f)(m)

 NR/WR

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)

   44,000

 $ 2,917,437

 Housewares & Specialties - 1.6%

   1,435,000

 BB-/B1

 Jarden Corp., 7.5%, 5/1/17

 $ 1,628,725

   3,000,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

   3,176,250

   1,430,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

   1,583,725

 $ 6,388,700

 Leisure Products - 1.5%

 EUR

   800,000(m)

 CCC+/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $ 1,149,018

   4,000,000(m)

 CCC+/Caa1

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

   3,940,000

   880,000(g)(m)

 CCC+/Caa2

 PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.75%, (9.5% PIK 8.75% cash), 8/15/19 (144A)

   898,700

 $ 5,987,718

 Textiles - 0.1%

   460,000(m)

 NR/Caa1

 Polymer Group, Inc., 6.875%, 6/1/19 (144A)

 $ 467,475

 Total Consumer Durables & Apparel

 $ 15,761,330

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 CONSUMER SERVICES - 3.7%

 Business Services - 0.7%

   1,750,000(m)

 B/B2

 Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)

 $ 1,863,750

   1,000,000

 B-/Caa2

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

   985,000

 $ 2,848,750

 Casinos & Gaming - 0.0%

   623,466(g)(m)

 NR/NR

 Mashantucket Western Pequot Tribe, 6.5%, (5.5% PIK 1.0% cash), 7/1/36

 $ 87,285

 Education Services - 0.2%

   555,000(m)

 CCC+/Caa1

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $ 567,488

 Hotels, Resorts, Cruise Lines - 0.8%

   1,680,000(g)(m)

 B-/B3

 MISA Investments, Ltd., 8.625%, (0.0% PIK 8.625% cash),8/15/18 (144A)

 $ 1,719,900

   1,500,000

 B-/B2

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19

   1,636,875

 $ 3,356,775

 Restaurants - 1.8%

   4,055,000(b)

 B-/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (144A)

 $ 3,750,875

   1,400,000

 B+/B3

 Burger King Corp., 9.875%, 10/15/18

   1,501,500

   2,000,000

 CCC/Caa1

 PF Chang's China Bistro, Inc., 10.25%, 6/30/20 (144A)

   2,040,000

 $ 7,292,375

 Specialized Consumer Services - 0.2%

   740,000

 B-/B3

 StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21 (144A)

 $ 777,000

 Total Consumer Services

 $ 14,929,673

 CONSUMER STAPLES - 0.6%

 Packaged Foods & Meats - 0.6%

   2,300,000(m)

 B/B2

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 $ 2,346,000

 Total Consumer Staples

 $ 2,346,000

 DIVERSIFIED FINANCIALS - 5.1%

 Asset Management & Custody Banks - 0.3%

   975,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 $ 1,103,644

 Consumer Finance - 0.7%

   1,030,000

 B/B1

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

 $ 1,081,500

   1,720,000(m)

 B/B3

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

   1,823,200

 $ 2,904,700

 Diversified Banks - 0.3%

   1,200,000(c)(m)

 B/NR

 Access Bank Plc, 9.25%, 6/24/21 (144A)

 $ 1,188,276

 Diversified Capital Markets - 0.2%

   700,000(c)(e)

 BB/NR

 Credit Suisse Group AG, 7.5%, 12/11/49 (144A)

 $ 774,830

 Investment Banking & Brokerage - 0.4%

   2,325,000(c)(e)

 BB+/Ba2

 Goldman Sachs Capital II, 4.0%, 12/29/49

 $ 1,860,000

 Multi-Sector Holdings - 0.5%

   2,200,000

 B/B3

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $ 2,035,000

 Other Diversified Financial Services - 0.5%

   3,000,000(b)(f)(h)

 BBB/NR

 Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)

 $ 1,874,219

 Specialized Finance - 2.2%

   845,000(g)

 NR/NR

 AAF Holdings LLC / AAF Finance Co., 12.0%, (6.0% PIK 6.75% cash), 7/1/19 (144A)

 $ 867,181

   1,645,000(m)

 B/B2e

 DFC Finance Corp., 10.5%, 6/15/20 (144A)

   1,679,956

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Specialized Finance (continued)

   1,410,000(m)

 B+/B2

 Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22 (144A)

 $ 1,410,000

   695,000(m)

 B/B2

 National Money Mart Co., 10.375%, 12/15/16

   732,356

   425,000(m)

 B+/B2

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21

   426,063

   2,500,000(m)

 B+/B2

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22

   2,500,000

   1,325,000(m)

 B/B2

 Ocwen Financial Corp., 6.625%, 5/15/19 (144A)

  1,368,063

 $ 8,983,619

 Total Diversified Financials

 $ 20,724,288

 ENERGY - 22.3%

 Coal & Consumable Fuels - 1.2%

   670,000(m)

 B/B2

 Alpha Natural Resources, Inc., 7.5%, 8/1/20 (144A)

 $ 648,225

   950,000(d)(m)

 CC/Ca

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

   475,000

   2,125,000(d)(m)

 NR/WR

 James River Coal Co., 7.875%, 4/1/19

   260,312

   800,000

 B-/Caa1

 Murray Energy Corp., 8.625%, 6/15/21 (144A)

   866,000

   2,485,000

 B-/Caa1

 Penn Virginia Corp., 8.5%, 5/1/20

   2,776,988

 $ 5,026,525

 Integrated Oil & Gas - 0.7%

   1,735,000(m)

 B/B3

 Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24 (144A)

 $ 1,769,700

   350,000(m)

 B-/B3

 Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.75%, 4/1/22 (144A)

   369,250

   750,000(m)

 NR/Caa1

 YPF SA, 8.875%, 12/19/18 (144A)

   791,250

 $ 2,930,200

 Oil & Gas Drilling - 1.9%

   1,500,000

 B/B3

 Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)

 $ 1,586,250

   2,500,000(m)

 CCC+/Caa1

 Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)

   2,475,000

   1,025,000

 B-/B3

 Offshore Group Investments, Ltd., 7.125%, 4/1/23

   1,040,375

   728,000

 B+/B2

 Pioneer Energy Services Corp., 9.875%, 3/15/18

   764,400

   1,800,000

 B+/B1

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

   1,926,000

 $ 7,792,025

 Oil & Gas Equipment & Services - 2.7%

   408,000(i)

 NR/NR

 DP Producer AS, 0.0%, 12/31/49 (144A)

 $ 8,164

   1,847,000

 B/B1

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

   1,930,115

   3,100,000(m)

 B/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

   3,216,250

   920,000(m)

 B-/B2

 FTS International, Inc., 6.25%, 5/1/22 (144A)

   940,700

   16,000(d)(f)

 NR/NR

 Green Field Energy Services, Inc., 13.0%, 11/15/16 (144A)

   1,280

   1,020,000(m)

 BB/B1

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

   1,048,050

   1,500,000(m)

 NR/NR

 Sanjel Corp., 7.5%, 6/19/19 (144A)

   1,500,000

   2,000,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19

   2,150,000

 $ 10,794,559

 Oil & Gas Exploration & Production - 13.8%

   1,435,000(m)

 B-/B3

 Approach Resources, Inc., 7.0%, 6/15/21

 $ 1,495,987

   1,200,000(m)

 CCC+/B3

 Athlon Holdings LP / Athlon Finance Corp., 7.375%, 4/15/21 (144A)

   1,308,000

   500,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

   532,500

   1,830,000

 B-/B3

 Comstock Resources, Inc., 9.5%, 6/15/20

   2,086,200

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Oil & Gas Exploration & Production (continued)

   3,450,000

 B/B2

 EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20

 $ 3,950,250

   1,295,000

 B/B3

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

   1,385,650

   3,000,000(m)

 CCC/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

   3,195,000

   785,000

 CCC+/Caa1

 Halcon Resources Corp., 8.875%, 5/15/21

   843,875

   1,205,000

 CCC+/Caa1

 Halcon Resources Corp., 9.25%, 2/15/22

   1,316,463

   3,360,000

 CCC+/Caa1

 Halcon Resources Corp., 9.75%, 7/15/20

   3,666,600

   1,050,000(m)

 B/NR

 Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21 (144A)

   1,065,750

   900,000(m)

 B/Caa1

 Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21

   913,500

   2,235,000

 B-/Caa1

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

   2,346,750

   1,480,000

 B-/Caa1

 Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, 5/1/21

   1,548,450

   2,000,000

 CCC+/Caa1

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

   2,195,000

   1,050,000

 CCC+/Caa1

 Midstates Petroleum Co., Inc., 10.75%, 10/1/20

   1,191,750

   1,050,000(m)

 B+/NR

 MIE Holdings Corp., 7.5%, 4/25/19 (144A)

   1,111,236

   590,000(m)

 CCC/Caa2

 Parsley Energy LLC / Parsley Finance Corp., 7.5%, 2/15/22 (144A)

   629,825

   2,750,000(m)

 B/Caa1

 PetroQuest Energy, Inc., 10.0%, 9/1/17

   2,901,525

   1,110,000

 B-/Caa1

 QR Energy LP / QRE Finance Corp., 9.25%, 8/1/20

   1,212,675

   3,380,000(m)

 CCC-/Caa3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

   3,016,650

   2,200,000(m)

 CCC+/B3

 Resolute Energy Corp., 8.5%, 5/1/20

   2,293,500

   900,000(m)

 CCC+/B3

 Rice Energy, Inc., 6.25%, 5/1/22 (144A)

   922,500

   2,035,000(m)

 B-/B3

 RKI Exploration & Production LLC / RKI Finance Corp., 8.5%, 8/1/21 (144A)

   2,207,975

   5,500,000

 CCC+/B3

 Samson Investment Co., 10.75%, 2/15/20 (144A)

   5,795,625

   1,300,000(m)

 B-/B3

 Sanchez Energy Corp., 6.125%, 1/15/23 (144A)

   1,342,250

   2,735,000

 B-/B3

 Sanchez Energy Corp., 7.75%, 6/15/21 (144A)

   2,967,475

   2,770,000

 CCC+/Caa1

 Talos Production LLC / Talos Production Finance, Inc., 9.75%, 2/15/18 (144A)

   2,936,200

 $ 56,379,161

 Oil & Gas Refining & Marketing - 1.6%

   3,100,000(m)

 B+/B2

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21 (144A)

 $ 3,162,000

   3,000,000

 CCC/Caa1

 Seven Generations Energy, Ltd., 8.25%, 5/15/20 (144A)

   3,300,000

 $ 6,462,000

 Oil & Gas Storage & Transportation - 0.4%

   1,524,000(a)

 BB/Ba1

 Energy Transfer Partners LP, 3.243%, 11/1/66

 $ 1,400,556

   350,000(c)

 BBB-/Baa2

 Enterprise Products Operating LLC, 8.375%, 8/1/66

   393,960

 $ 1,794,516

 Total Energy

 $ 91,178,986

 FOOD, BEVERAGE & TOBACCO - 6.8%

 Agricultural Products - 1.3%

   2,100,000

 CCC+/Caa1

 Pinnacle Operating Corp., 9.0%, 11/15/20 (144A)

 $ 2,278,500

   1,215,000(m)

 B/B2

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

   1,233,225

   1,100,000(m)

 B-/NR

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

   1,036,750

   575,000(m)

 B/NR

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

   603,750

 $ 5,152,225

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Packaged Foods & Meats - 4.6%

   775,000(m)

 BB/Ba3

 Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)

 $ 891,250

   1,250,000(m)

 B+/B2

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

   1,203,125

   688,000

 B/B1

 Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 2/1/21

   749,060

   3,500,000

 B/B3

 FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

   3,745,000

   1,240,000(m)

 B/B2

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

   1,254,260

   1,000,000(m)

 B/B2

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

   1,063,450

   1,200,000(m)

 B/B2

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

   1,392,000

   3,400,000(m)

 BB-/B1

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

   3,638,000

   400,000

 BB-/B1

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

   452,000

   4,000,000

 BB/B3

 Pilgrim's Pride Corp., 7.875%, 12/15/18

   4,235,200

 $ 18,623,345

 Tobacco - 0.9%

   3,835,000

 B-/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21

 $ 3,911,700

 Total Food, Beverage & Tobacco

 $ 27,687,270

 HEALTH CARE - 0.3%

 Pharmaceuticals - 0.3%

   1,240,000

 CCC+/Caa2

 JLL/Delta Dutch Newco BV, 7.5%, 2/1/22 (144A)

 $ 1,283,400

 Total Health Care

 $ 1,283,400

 HEALTH CARE EQUIPMENT & SERVICES - 5.3%

 Health Care Equipment & Services - 1.0%

   3,799,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $ 4,197,895

 Health Care Facilities - 1.4%

   2,560,000

 B-/B3

 CHS/Community Health Systems, Inc., 6.875%, 2/1/22 (144A)

 $ 2,713,600

   2,400,000(m)

 B-/B3

 Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)

   2,412,000

   600,000

 CCC+/Caa1

 United Surgical Partners International, Inc., 9.0%, 4/1/20

   662,250

 $ 5,787,850

 Health Care Services - 1.2%

   2,000,000(m)

 CCC/Caa2

 BioScrip, Inc., 8.875%, 2/15/21 (144A)

 $ 2,090,000

   2,527,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

   2,697,572

 $ 4,787,572

 Health Care Supplies - 0.8%

   3,000,000

 CCC+/Caa2

 Immucor, Inc., 11.125%, 8/15/19

 $ 3,345,000

 Health Care Technology - 0.3%

   900,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19

 $ 1,035,000

 IT Consulting & Other Services - 0.6%

   2,380,000

 CCC+/Caa2

 Truven Health Analytics, Inc., 10.625%, 6/1/20

 $ 2,612,050

 Total Health Care Equipment & Services

 $ 21,765,367

 HOUSEHOLD & PERSONAL PRODUCTS - 1.3%

 Household Products - 0.2%

   850,000(m)

 B/B2

 Springs Industries, Inc., 6.25%, 6/1/21

 $ 867,000

 Personal Products - 1.1%

   1,745,000(m)

 B+/B2

 Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)

 $ 1,897,687

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Personal Products (continued)

   2,315,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

 $ 2,471,263

 $ 4,368,950

 Total Household & Personal Products

 $ 5,235,950

 INDUSTRIALS - 0.8%

 Aerospace & Defense - 0.4%

   1,025,000(m)

 B/B3

 LMI Aerospace, Inc., 7.375%, 7/15/19 (144A)

 $ 1,048,062

   525,000(m)

 BB-/Ba3

 Triumph Group, Inc., 5.25%, 6/1/22 (144A)

   526,313

 $ 1,574,375

 Diversified Support Services - 0.2%

   660,000(m)

 B+/Ba3

 Transfield Services, Ltd., 8.375%, 5/15/20 (144A)

 $ 678,150

 Industrial Machinery - 0.2%

   1,075,000(m)

 B-/Caa1

 BC Mountain LLC / BC Mountain Finance, Inc., 7.0%, 2/1/21 (144A)

 $ 1,040,062

 Total Industrials

 $ 3,292,587

 INSURANCE - 8.5%

 Insurance Brokers - 0.9%

 GBP

   1,625,000

 NR/Caa2

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

 $ 2,683,069

   1,000,000

 CCC+/Caa2

 USI, Inc., 7.75%, 1/15/21 (144A)

   1,027,500

 $ 3,710,569

 Multi-Line Insurance - 1.6%

   3,075,000(c)

 BB/Baa3

 Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)

 $ 4,697,062

   1,100,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

   1,747,625

 $ 6,444,687

 Property & Casualty Insurance - 1.6%

   5,300,000

 BBB-/Baa3

 Hanover Insurance Corp., 7.625%, 10/15/25

 $ 6,484,995

   265,000(c)(e)

 BB+/Ba2

 White Mountains Insurance Group, Ltd., 7.506%, 5/29/49 (144A)

   278,250

 $ 6,763,245

 Reinsurance - 4.4%

   250,000(a)(m)

 BB-/NR

 Atlas Reinsurance VII, Ltd., 8.105%, 1/7/16 (144A)

 $ 259,050

   500,000(a)(m)

 BB+/NR

 Blue Danube II, Ltd., 4.273%, 5/23/16 (144A)

   504,600

   400,000(a)(m)

 NR/NR

 Caelus Re 2013, Ltd., 6.87%, 4/7/17 (144A)

   414,800

   500,000(a)(m)

 BB-/NR

 Caelus Re, Ltd., 5.27%, 3/7/16 (144A)

   504,650

   250,000(a)(m)

 NR/Ba2

 Combine Re, Ltd., 10.02%, 1/7/15 (144A)

   258,750

   1,000,000(a)(m)

 NR/NR

 Combine Re, Ltd., 17.77%, 1/7/15 (144A)

   1,053,900

   250,000(a)(m)

 BB-/NR

 Compass Re, Ltd., 10.27%, 1/8/15 (144A)

   253,150

   250,000(a)(m)

 B+/NR

 Compass Re, Ltd., 11.27%, 1/8/15 (144A)

   253,650

   250,000(a)(m)

 BB/NR

 East Lane Re V, Ltd., 9.02%, 3/16/16 (144A)

   265,600

   250,000(c)(m)

 BB-/NR

 Embarcadero Re, Ltd., 7.401%, 2/13/15 (144A)

   253,375

   350,000(a)(m)

 BB+/NR

 Foundation Re III, Ltd., 5.02%, 2/25/15 (144A)

   351,120

   500,000(a)(m)

 NR/NR

 Galileo Re, Ltd., 7.42%, 1/9/17 (144A)

   509,650

   250,000(a)(m)

 BB-/NR

 Ibis Re II, Ltd., 8.37%, 2/5/15 (144A)

   251,300

   400,000(a)(m)

 B-/NR

 Ibis Re II, Ltd., 13.52%, 2/5/15 (144A)

   402,760

   750,000(f)(m)(j)

 NR/NR

 Kane Sac, Ltd., 0.0%, 6/12/15

   663,675

   400,000(f)(m)(j)

 NR/NR

 Kane Sac, Ltd., 0.0%, 8/1/15

   403,240

   750,000(a)(m)

 BB-/NR

 Kilimanjaro Re, Ltd., 4.77%, 4/30/18 (144A)

  739,800

   250,000(a)(m)

 NR/NR

 Loma Reinsurance, Ltd., 17.02%, 1/8/18 (144A)

   251,525

   400,000(a)(m)

 BB/NR

 Longpoint Re, Ltd. III, 3.98%, 5/18/16 (144A)

   403,480

   750,000(a)(m)

 B/NR

 Mystic Re, Ltd., 12.02%, 3/12/15 (144A)

   772,725

   250,000(a)(m)

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, 8.526%, 1/5/17 (144A)

   264,050

   250,000(a)(m)

 NR/NR

 Mythen Re, Ltd. Series 2013-1 Class B, 8.02%, 7/9/15 (144A)

   254,450

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Reinsurance (continued)

   250,000(a)

 BB-/NR

   Queen Street V Re, Ltd., 8.52%, 4/9/15      (144A)

  $  254,350

   250,000(a)(m)

 B/NR

 Queen Street VI Re, Ltd., 10.37%, 4/9/15 (144A)

  256,875

   250,000(a)(m)

 B/NR

 Queen Street VII Re, Ltd., 8.62%, 4/8/16 (144A)

   259,100

   725,000(a)(m)

 B+/NR

 Residential Reinsurance 2011, Ltd., 8.77%, 6/6/15 (144A)

   757,045

   250,000(a)(m)

 NR/NR

 Residential Reinsurance 2011, Ltd., 8.92%, 12/6/15 (144A)

   259,075

   250,000(a)(m)

 BB-/NR

 Residential Reinsurance 2011, Ltd., 9.02%, 6/6/15 (144A)

   259,325

   450,000(a)(m)

 B-/NR

 Residential Reinsurance 2011, Ltd., 12.02%, 6/6/15 (144A)

   467,100

   250,000(a)(m)

 NR/NR

 Residential Reinsurance 2011, Ltd., 13.27%, 12/6/15 (144A)

   261,175

   250,000(a)(m)

 BB/NR

 Residential Reinsurance 2012, Ltd., 5.77%, 12/6/16 (144A)

   259,125

   250,000(a)(m)

 BB/NR

 Residential Reinsurance 2012, Ltd., 8.02%, 6/6/16 (144A)

   271,550

   250,000(a)(m)

 BB-/NR

 Residential Reinsurance 2012, Ltd., 10.02%, 6/6/16 (144A)

   274,300

   400,000(a)(m)

 NR/NR

 Residential Reinsurance 2012, Ltd., 12.77%, 12/6/16 (144A)

   433,760

   250,000(a)(m)

 NR/NR

 Residential Reinsurance 2012, Ltd., 19.02%, 12/6/16 (144A)

   279,775

   400,000(a)(m)

 NR/NR

 Residential Reinsurance 2012, Ltd., 22.02%, 6/6/16 (144A)

   478,000

   250,000(a)(m)

 B-/NR

 Residential Reinsurance 2013, Ltd., 9.27%, 6/6/17 (144A)

   260,550

   500,000(a)(m)

 BB/NR

 Sanders Re, Ltd., 4.02%, 5/5/17 (144A)

   495,300

   850,000(j)(m)

 NR/NR

 Sector Re V, Ltd., 0.0%, 3/30/19 (144A)

   860,965

 –

   603,600(f)(j)(m)

 NR/NR

 Sector Re V, Ltd., 0.0%, 12/1/17 (144A)

   633,120

   924(f)(j)(m)

 NR/NR

 Sector Re V, Ltd., 0.0%, 3/1/18 (144A)

   57,331

   600,000(f)(j)(m)

 NR/NR

 Silverton RE, Ltd., 0.0%, 9/16/16 (144A)

   690,360

   250,000(a)(m)

 NR/NR

 Successor X, Ltd., 16.27%, 11/10/15 (144A)

   253,925

   250,000(a)(m)

 NR/NR

 Successor X, Ltd., 16.52%, 1/27/15 (144A)

   254,575

   300,000(a)(m)

 B+/NR

 Tar Heel Re, Ltd., 8.52%, 5/9/16 (144A)

   310,530

 $ 17,876,511

 Total Insurance

 $ 34,795,012

 MATERIALS - 16.1%

 Commodity Chemicals - 1.4%

   3,250,000

 BBB/WR

 Basell Finance Co. BV, 8.1%, 3/15/27 (144A)

 $ 4,366,115

   1,100,000(m)

 BB-/B2

 Rain CII Carbon LLC / CII Carbon Corp., 8.25%, 1/15/21 (144A)

   1,155,000

 $ 5,521,115

 Construction Materials - 1.2%

   1,635,000

 BB-/B1

 OAS Finance, Ltd., 8.0%, 7/2/21 (144A)

 $ 1,651,350

   3,000,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

   3,397,500

 $ 5,048,850

 Diversified Chemicals - 0.4%

   1,420,000(m)

 B/B2

 Kinove German Bondco GmbH, 9.625%, 6/15/18 (144A)

 $ 1,530,050

 Diversified Metals & Mining - 2.3%

   2,000,000(m)

 (P)CCC+/Caa1

 Essar Steel Minnesota LLC, 11.5%, 5/15/20 (144A)

 $ 2,022,500

   570,000(m)

 B+/B1

 First Quantum Minerals, Ltd., 7.25%, 5/15/22 (144A)

   594,225

   2,000,000

 B/B3

 Global Brass & Copper, Inc., 9.5%, 6/1/19

   2,280,000

   3,000,000(d)(m)

 D/WR

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

   1,290,000

   1,593,000(f)(g)(h)(m)

 NR/NR

 Mirabela Nickel, Ltd., 9.5%, (9.5% PIK 0.0% cash),6/20/19

   1,593,000

   1,200,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20

   1,104,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Diversified Metals & Mining (continued)

   410,000(m)

 B/Caa1

 Prince Mineral Holding Corp., 12.0%, 12/15/19 (144A)

 $ 462,275

 $ 9,346,000

 Forest Products - 1.1%

   4,000,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $ 4,270,000

 Gold - 0.7%

   3,255,000(m)

 BB-/B1

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $ 3,010,875

 Metal & Glass Containers - 2.2%

   1,500,000(g)(m)

 CCC+/Caa2

 Ardagh Finance Holdings SA, 8.625%, (8.625% PIK 0.0% cash), 6/15/19 (144A)

 $ 1,545,000

   1,973,733(g)

 CCC+/WR

 Ardagh Finance SA, 11.125%, (11.125% PIK 0.0%cash), 6/1/18 (144A)

   2,089,196

 EUR

   2,250,000

 CCC+/Caa1

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

   3,266,496

   500,000(m)

 CCC+/Caa2

 Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.0%, 6/15/17 (144A)

   512,500

   1,450,000

 CCC+/Caa1

 BWAY Holdings Co., 10.0%, 6/15/18

   1,527,938

 $ 8,941,130

 Paper Packaging - 1.4%

   2,150,057(b)(m)

 NR/NR

 Bio Pappel SAB de CV, 10.0%, 8/27/16

 $ 2,171,557

   2,220,000

 B-/NR

 Exopack Holding Corp., 10.0%, 6/1/18 (144A)

   2,386,500

   445,000(m)

 B-/Caa2

 Exopack Holdings SA, 7.875%, 11/1/19 (144A)

   476,150

   500,000(m)

 BB/B1

 Sealed Air Corp., 8.125%, 9/15/19 (144A)

   550,625

 $ 5,584,832

 Paper Products - 0.7%

   1,590,000

 CCC+/B2

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $ 1,582,050

   776,000

 B/B3

 Mercer International, Inc., 9.5%, 12/1/17

   828,380

   595,000

 B-/Caa1

 Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)

   621,775

 $ 3,032,205

 Specialty Chemicals - 0.8%

   3,330,000(m)

 CCC+/Caa2

 Hexion US Finance Corp., 9.0%, 11/15/20

 $ 3,396,600

 Steel - 3.9%

   2,450,000

 B-/Caa1

 AM Castle & Co., 12.75%, 12/15/16

 $ 2,698,062

   1,200,000(m)

 B+/B3

 APERAM, 7.375%, 4/1/16 (144A)

   1,236,000

   700,000(m)

 CCC+/Caa2

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

   672,000

   1,900,000(m)

 NR/Caa2

 Metinvest BV, 8.75%, 2/14/18 (144A)

   1,653,000

   2,915,000(m)

 B/B2

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

   3,199,213

   1,804,000

 B-/B3

 Permian Holdings, Inc., 10.5%, 1/15/18 (144A)

   1,853,610

   3,750,000

 CCC+/NR

 Ryerson, Inc., 9.0%, 10/15/17

   4,012,500

   720,000(m)

 B+/B1

 SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20 (144A)

   768,600

 $ 16,092,985

 Total Materials

 $ 65,774,642

 MEDIA - 5.2%

 Broadcasting - 1.3%

   1,000,000

 B-/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 $ 1,058,750

   3,805,000

 B/B3

 Townsquare Radio LLC / Townsquare Radio, Inc., 9.0%, 4/1/19 (144A)

   4,214,037

 $ 5,272,787

 Cable - 0.9%

 EUR

   1,200,000(m)

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 $ 1,754,491

   1,500,000

 B-/Caa1

 Ono Finance II Plc, 10.875%, 7/15/19 (144A)

   1,638,750

 EUR

   350,000(m)

 B-/Caa1

 Ono Finance II Plc, 11.125%, 7/15/19 (144A)

   528,015

 $ 3,921,256

 Movies & Entertainment - 2.4%

   2,765,000

 B-/B3

 AMC Entertainment, Inc., 9.75%, 12/1/20

 $ 3,152,100

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Movies & Entertainment (continued)

   1,400,000

 B-/B3

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

 $ 1,440,250

   1,900,000(m)

 CCC-/Caa2

 Production Resource Group, Inc., 8.875%, 5/1/19

   1,577,000

   3,575,000(m)

 B/Caa1

 WMG Acquisition Corp., 6.75%, 4/15/22 (144A)

   3,575,000

 $ 9,744,350

 Publishing - 0.6%

   2,200,000(f)

 B-/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 $ 2,370,500

 Total Media

 $ 21,308,893

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%

 Biotechnology - 1.4%

   1,400,000(m)

 B/B3

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $ 1,515,500

   4,104,000

 B-/Caa1

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

   4,263,030

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 5,778,530

 REAL ESTATE - 1.0%

 Diversified Real Estate Activities - 0.1%

   330,000(m)

 B+/B1

 Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)

 $ 352,275

 Diversified REIT's - 0.4%

   1,500,000

 B/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $ 1,576,875

 Mortgage REITs - 0.5%

   2,230,000(m)

 NR/NR

 NorthStar Realty Finance Corp., 3.0%, 9/30/14

 $ 2,225,727

 Total Real Estate

 $ 4,154,877

 RETAILING - 0.2%

 Speciality Stores - 0.2%

   685,000(m)

 B/B3

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

 $ 756,069

 Total Retailing

 $ 756,069

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%

 Semiconductors - 1.0%

   680,000(m)

 B/B2

 Advanced Micro Devices, Inc., 7.0%, 7/1/24 (144A)

 $ 694,450

   3,250,000

 B/B2

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

   3,505,938

 CNH

   1,000,000(d)(m)

 NR/NR

 LDK Solar Co., Ltd., 10.0%, 2/28/14

   21,751

 Total Semiconductors & Semiconductor Equipment

 $ 4,222,139

 SOFTWARE & SERVICES - 3.4%

 Application Software - 0.2%

   955,000(m)

 B-/B3

 Interface Security Systems Holdings, Inc. / Interface Security Systems LLC, 9.25%, 1/15/18 (144A)

 $ 981,263

 Data Processing & Outsourced Services - 1.9%

   1,783,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $ 1,952,385

   422,000(m)

 B-/Caa1

 First Data Corp., 10.625%, 6/15/21

   491,630

   1,783,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21

   2,195,319

   1,157,963(g)

 NR/NR

 First Data Holdings, Inc., 14.5%, (14.5% PIK 0.0% cash), 9/24/19 (144A)

   1,286,786

   1,650,000(g)

 CCC+/Caa2

 Igloo Holdings Corp., 8.25%, (9.0% PIK 8.25% cash) 12/15/17 (144A)

   1,683,000

 $ 7,609,120

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Systems Software - 1.3%

   5,926,182(f)(m)

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)

 $ 5,511,349

 Total Software & Services

 $ 14,101,732

 TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%

 Communications Equipment - 0.8%

   1,350,000(g)

 B/B3

 CommScope Holding Co., Inc., 6.625%, (7.375% PIK 6.625% cash), 6/1/20 (144A)

 $ 1,441,125

   1,500,000(m)

 CCC+/Caa1

 CPI International, Inc., 8.75%, 2/15/18

   1,571,250

 $ 3,012,375

 Electronic Equipment & Instruments - 0.2%

   880,000(m)

 B+/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $ 930,600

 Total Technology Hardware & Equipment

 $ 3,942,975

 TELECOMMUNICATION SERVICES - 2.2%

 Alternative Carriers - 0.1%

   600,000(m)

 NR/WR

 PAETEC Holding Corp., 9.875%, 12/1/18

 $ 646,500

 Integrated Telecommunication Services - 1.7%

   3,539,000(m)

 CCC+/Caa1

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 $ 3,711,526

   1,400,000

 BB-/Ba2

 Frontier Communications Corp., 7.625%, 4/15/24

   1,506,750

   1,650,000

 B+/B3

 GCI, Inc., 6.75%, 6/1/21

   1,670,625

 $ 6,888,901

 Wireless Telecommunication Services - 0.4%

   300,000(m)

 B-/B3

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 $ 330,750

   400,000(m)

 NR/NR

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

   411,330

   725,000

 BB/Ba3

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 9.125%, 4/30/18 (144A)

   824,325

 $ 1,566,405

 Total Telecommunication Services

 $ 9,101,806

 TRANSPORTATION - 3.1%

 Airlines - 0.6%

   500,000(m)

 B-/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

 $ 518,750

   1,500,000(m)

 B/B2

 United Continental Holdings, Inc., 6.0%, 7/15/26

   1,462,500

   600,000

 B/B2

 United Continental Holdings, Inc., 6.375%, 6/1/18

   648,000

 $ 2,629,250

 Marine - 0.3%

   1,025,000(m)

 B+/B2

 Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)

 $ 1,066,000

 Railroads - 0.4%

   1,520,000(m)

 CCC/Caa3

 Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)

 $ 1,605,500

 Trucking - 1.8%

   3,500,000

 CCC+/B2

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

 $ 3,850,000

   1,375,000

 B+/B1

 Swift Services Holdings, Inc., 10.0%, 11/15/18

   1,471,250

   2,000,000(m)

 CCC+/Caa1

 Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)

   2,030,000

 $ 7,351,250

 Total Transportation

 $ 12,652,000

 UTILITIES - 2.4%

 Electric Utilities - 0.8%

   895,000(m)

 BB-/B3

 ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)

 $ 893,210

   310,000(m)

 CCC-/Caa3

 Empresa Distrbuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

   238,700

   1,010,000(c)

 BB+/Ba1

 Enel SpA, 8.75%, 9/24/73 (144A)

   1,189,275

   1,000,000

 BBB-/Baa3

 PNM Resources, Inc., 9.25%, 5/15/15

   1,073,760

 $ 3,394,945

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Independent Power Producers & Energy Traders - 1.0%

   3,675,000(m)

 BB-/B1

 NRG Energy, Inc., 6.25%, 5/1/24 (144A)

 $ 3,840,375

 Multi-Utilities - 0.6%

   2,527,134(m)

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 $ 2,514,498

 Total Utilities

 $ 9,749,818

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $418,943,944)

 $ 446,781,936

 CONVERTIBLE BONDS & NOTES -  5.2% of Net Assets

 CAPITAL GOODS - 1.0%

 Construction & Farm Machinery & Heavy Trucks - 1.0%

   2,625,000

 B-/NR

 Meritor, Inc., 7.875%, 3/1/26

 $ 4,224,609

 Total Capital Goods

 $ 4,224,609

 DIVERSIFIED FINANCIALS - 0.1%

 Asset Management & Custody Banks - 0.1%

   400,000(m)

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $ 423,000

 Total Diversified Financials

 $ 423,000

 ENERGY - 1.4%

 Coal & Consumable Fuels - 0.5%

   1,905,000(m)

 CCC+/NR

 Massey Energy Co., 3.25%, 8/1/15

 $ 1,932,384

 Oil & Gas Drilling - 0.6%

   2,265,000(b)

 NR/NR

 Hercules Offshore, Inc., 0.0%, 6/1/38

 $ 2,259,338

 Oil & Gas Exploration & Production - 0.3%

   1,340,000

 BB+/Ba1

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $ 1,435,475

 Total Energy

 $ 5,627,197

 HEALTH CARE - 0.3%

 Biotechnology - 0.3%

   1,400,000(m)

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32

 $ 1,142,750

 Total Health Care

 $ 1,142,750

 HEALTH CARE EQUIPMENT & SERVICES - 1.0%

 Health Care Equipment & Services - 0.9%

   2,837,000(b)(m)

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37

 $ 3,558,662

 Health Care Services - 0.1%

   361,000(m)

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $ 384,014

 Total Health Care Equipment & Services

 $ 3,942,676

 MATERIALS - 0.9%

 Diversified Chemicals - 0.9%

   4,000,000(k)(m)

 B+/NR

 Hercules, Inc., 6.5%, 6/30/29

 $ 3,497,500

 Total Materials

 $ 3,497,500

 MEDIA - 0.4%

 Movies & Entertainment - 0.4%

   1,832,000

 B/NR

 Live Nation Entertainment, Inc., 2.875%, 7/15/27

 $ 1,828,565

 Total Media

 $ 1,828,565

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%

 Semiconductors - 0.1%

   750,000(m)

 NR/NR

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

 $ 600,937

   42,000(d)(f)(m)

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

   2,586

 Total Semiconductors & Semiconductor Equipment

 $ 603,523

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost  $16,648,702)

 $ 21,289,820

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 SOVEREIGN DEBT OBLIGATIONS -  1.5% of Net Assets

 Argentina - 0.3%

   1,200,000(m)

 CCC-/Caa2

 City of Buenos Aires, 12.5%, 4/6/15 (144A)

 $ 1,221,000

 Ecuador - 0.2%

   870,000(m)

 B/NR

 Ecuador Government International Bond, 7.95%, 6/20/24 (144A)

 $ 899,145

 Kenya - 0.6%

   755,000(m)

 B+/NR

 Kenya Government International Bond, 5.875%, 6/24/19 (144A)

 $ 770,478

   1,510,000(m)

 NR/NR

 Kenya Government International Bond, 6.875%, 6/24/24 (144A)

   1,570,400

 $ 2,340,878

 Russia - 0.4%

   1,589,200(b)(m)

 BBB-/Baa1

 Russian Government International Bond, 7.5%, 3/31/30

 $ 1,840,516

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $5,473,816)

 $ 6,301,539

 TAX EXEMPT OBLIGATIONS -  2.8% of Net Assets

 New York - 0.8%

   3,475,000(m)

 BB/B1

 New York City Industrial Development Agency Revenue, 7.625%, 12/1/32

 $ 3,493,105

 North Carolina - 2.0%

   1,670,000(m)

 NR/NR

 Charlotte North Carolina Special Facilities Revenue, 7.75%, 2/1/28

 $ 1,681,606

   6,300,000(m)

 NR/NR

 Charlotte Special Facilities Revenue, 5.6%, 7/1/27

   6,330,996

 $ 8,012,602

 TOTAL TAX EXEMPT OBLIGATIONS

 (Cost $7,967,992)

 $ 11,505,707

 MUNICIPAL COLLATERALIZED DEBT OBLIGATIONS -  0.2% of Net Assets

   3,300,000(c)(f)(m)

 NR/NR

 Non-Profit Preferred Funding Trust I, 0.0%, 9/15/37 (144A)

 $ 795,597

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATIONS

 (Cost  $3,293,665)

 $ 795,597

 Shares

 COMMON STOCKS -  2.1% of Net Assets

 CAPITAL GOODS - 0.2%

 Building Products - 0.2%

   894(f)(h)(l)(m)

 Panolam Holdings Co.

 $ 700,002

 Total Capital Goods

 $ 700,002

 ENERGY - 0.0%

 Oil & Gas Exploration & Production - 0.0%

   7,331(l)(m)

 Halcon Resources Corp.

 $ 53,443

 Total Energy

 $ 53,443

 MATERIALS - 0.3%

 Diversified Metals & Mining - 0.3%

   3,402(m)

 Freeport-McMoRan Copper & Gold, Inc. Class B

 $ 124,173

   6,265(m)

 Lyondell Basell Industries NV, Class A

   611,777

 AUD

    6,776,723(l)

 Mirabela Nickel, Ltd.

   255,469

 $ 991,419

 Total Materials

 $ 991,419

 Shares

 Value

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%

 Pharmaceuticals - 0.2%

   17,818(m)

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 $ 934,020

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 934,020

 SOFTWARE & SERVICES - 0.0%†

 Systems Software - 0.0%†

   10,942(f)(l)(m)

 Perseus Holding Corp.

 $ 16,413

 Total Software & Services

 $ 16,413

 TRANSPORTATION - 1.4%

 Air Freight & Logistics - 0.9%

   3,266(l)(m)

 CEVA Holdings LLC

 $ 3,592,314

 Airlines - 0.4%

   49,785(m)

 Delta Air Lines, Inc.

 $ 1,927,675

 Marine - 0.1%

   877,784(f)(l)(m)

 Horizon Lines, Inc., Class A

 $ 351,026

 Total Transportation

 $ 5,871,015

 TOTAL COMMON STOCKS

 (Cost  $7,972,939)

 $ 8,566,312

 CONVERTIBLE PREFERRED STOCKS -  0.8% of Net Assets

 DIVERSIFIED FINANCIALS - 0.5%

 Other Diversified Financial Services - 0.5%

   1,880(e)(m)

 Bank of America Corp., 7.25%

 $ 2,193,960

 Total Diversified Financials

 $ 2,193,960

 ENERGY - 0.3%

 Oil & Gas Exploration & Production - 0.3%

   1,100(e)(l)(m)

 Halcon Resources Corp., 5.75%

 $ 1,334,850

 Total Energy

 $ 1,334,850

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost  $2,164,242)

 $ 3,528,810

 PREFERRED STOCKS -  2.7% of Net Assets

 BANKS - 0.8%

 Diversified Banks - 0.8%

   3,000(c)(e)(m)

 AgStar Financial Services ACA, 6.75%

 $ 3,071,062

 Total Banks

 $ 3,071,062

 DIVERSIFIED FINANCIALS - 0.9%

 Other Diversified Financial Services - 0.9%

   132,750(c)(m)

 GMAC Capital Trust I, 8.125%

 $ 3,624,075

 Total Diversified Financials

 $ 3,624,075

 ENERGY - 0.2%

 Oil & Gas Storage & Transportation - 0.2%

   33,350(c)(m)

 NuStar Logistics LP, 7.625%

 $ 897,782

 Total Energy

 $ 897,782

 INSURANCE - 0.7%

 Reinsurance - 0.7%

   404,063(f)(l)

 Altair Re, 0.0%

 $ 506,978

   1,400,000(f)(l)(m)

 Altair Re II, Ltd., 0.0%

   1,449,420

   8,500(f)(l)(m)

 Lorenz Re, Ltd., 0.0%

   873,630

 $ 2,830,028

 Total Insurance

 $ 2,830,028

 SOFTWARE & SERVICES - 0.1%

 Systems Software - 0.1%

   5,745(f)(l)(m)

 Perseus Holding Corp., 14.0%

 $ 471,090

 Total Software & Services

 $ 471,090

 TOTAL PREFERRED STOCKS

 (Cost  $9,805,337)

 $ 10,894,037

 Shares

 Value

 RIGHTS/WARRANTS -  0.0% †of Net Assets

 AUTOMOBILES & COMPONENTS - 0.0%†

 Auto Parts & Equipment - 0.0%†

   344(l)(m)

 Lear Corp., Expires 11/9/14

 $ 60,960

 Total Automobiles & Components

 $ 60,960

 ENERGY - 0.0%†

 Oil & Gas Equipment & Services - 0.0%†

   650(f)(l)(m)

 Green Field Energy Services, Inc., Expires 11/15/21 (144A)

 $ 653

 Total Energy

 $ 653

 TOTAL RIGHTS/WARRANTS

 (Cost  $42,353)

 $ 61,613

 TOTAL INVESTMENTS IN SECURITIES - 133.9%

 (Cost - $509,424,948) (n)(o)

 $ 546,864,274

 OTHER ASSETS AND LIABILITIES - (33.9)%

 $ (138,490,669)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS -100.0%

 $ 408,373,605

 REIT

 Real Estate Investment Trust.

 NR

 Security not rated by S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2014, the value of these securities amounted to $269,405,509, or 66.0% of total net assets applicable to common shareowners.

 †

   Amount rounds to less than 0.1%.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.The interest rate shown is the rate accruing at June 30, 2014.

 (a)

 Floating rate note.The rate shown is the coupon rate at June 30, 2014.

 (b)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.The rate shown is the rate at June 30, 2014.

 (c)

 The interest rate is subject to change periodically. The interest rate shown is the rate at June 30, 2014.

 (d)

 Security is in default and is non income producing.

 (e)

 Security is perpetual in nature and has no stated maturity date.

 (f)

Indicates a security that has been deemed as illiquid. As of June 30, 2014 the aggregate cost of illiquid securities in the Trust's portfolio was $25,065,559. As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $19,264,960 represented 4.7% of total net assets applicable to common shareowners.

 (g)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (h)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (i)

 The company is scheduled for approval of a reorganization plan.

 (j)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (k)

 Security is priced as a unit.

 (l)

 Non-income producing.

 (m)

 Denotes security pledged and segregated as collateral for the margin-loan financing agreement.

Pioneer High Income Trust | NQ|6/30/14

Schedule of Investments | 6/30/14 (unaudited)

 (n)

 At June 30, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $511,326,908 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 51,897,170

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (16,359,804)

 Net unrealized appreciation

 $ 35,537,366

 For financial reporting purposes net unrealized appreciation on investments was $37,439,326 and cost of investment aggregated $509,424,948.

 (o)

 Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

 United States

 76.1

 %

 Luxembourg

 3.5

 Canada

 3.5

 Netherlands

 2.5

 Ireland

 1.7

 Cayman Islands

 2.0

 United Kingdom

 1.3

 Bermuda

 1.3

 Other (individually less than 1%)

 8.1

 100.0

 %

 Glossary of Terms:

 (A.D.R.)

 American Depositary Receipt

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 AUD

 -

 Australian Dollar

 CNH

 -

 New Chinese Yuan

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

As of June 30, 2014, the Trust had following bridge loans outstanding:

 Borrower

 Par

 Cost

 Value

 Unrealized

 Appreciation

 AmSurg Corp.,

 $1,080,000

 $1,080,000

 $1,085,400

 $5,400

 American Energy

 $2,460,000

 $2,460,000

 $2,460,000

 $–

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional

 Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration

 Date

 Premiums

 (Paid)

 Net Unrealized

 Appreciation

  2,000,000

 JPMorgan Chase & Co.

 Goodyear Tire & Rubber Co.

 5.00%

 12/20/17

 $(65,000)

   $315,365

 (1) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Pioneer High Income Trust | NQ|6/30/14

Schedule of Investments | 6/30/14 (unaudited)

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services or broker dealers) as Level 3.

 The following is a summary of the inputs used as of June 30, 2014, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
–

$
5,298,294

$
–

$
5,298,294

 Collateralized Mortgage Obligations

–

6,329,704

–

6,329,704

 Senior Secured Floating Rate Loan Interests

–

25,510,905

–

25,510,905

 Corporate Bonds & Notes

 Diversified Financials

     Other Diversified Financial Services

–

–

1,874,219

1,874,219

 Insurance

     Reinsurance

–

14,567,820

3,308,691

17,876,511

     Property & Casualty Insurance

–

6,763,245

–

6,763,245

 Materials

     Diversified Metals & Mining

–

7,753,000

1,593,000

9,346,000

 All Other Corporate Bonds & Notes

–

410,921,961

–

410,921,961

 Convertible Bonds & Notes

–

21,289,820

–

21,289,820

 Sovereign Debt Obligations

–

6,301,539

–

6,301,539

 Tax Exempt Obligations

–

11,505,707

–

11,505,707

 Municipal Collateralized Debt Obligation

–

795,597

–

795,597

 Common Stocks

 Capital Goods

     Building Products

–

–

700,002

700,002

 Software & Services

     Systems Software

–

16,413

–

16,413

 Transportation

     Air Freight & Logistics

–

3,592,314

–

3,592,314

 All Other Common Stocks

4,257,583

–

–

4,257,583

 Convertible Preferred Stocks:

3,528,810

–

–

3,528,810

 Preferred Stocks

 Banks

     Diversified Banks

–

3,071,062

–

3,071,062

 Insurance

     Reinsurance

–

–

2,830,028

2,830,028

 Software & Services

     Systems Software

–

471,090

–

471,090

 All Other Preferred Stocks

4,521,857

–

–

4,521,857

 Rights/Warrants

 Energy

     Oil & Gas Equipment & Services

–

653

–

653

 All Other Rights/Warrants

60,960

–

–

60,960

 Total Investments in Securities

$
12,369,210

$
524,189,124

$
10,305,940

$
546,864,274

 Other Financial Instruments

 Credit Default Swap Agreements

$
–

$
315,365

$
–

$
315,365

 Forward Foreign Currency Contracts

–

(36,320
)

–

(38,320
)

 Total Other Financial

    Instruments

$
–

$
277,045

$
–

$
277,045

 At June 30, 2014 a security valued at $1,344,850 was transferred from level 2 to level 1.

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance

 as of

 3/31/14

 Realized

 gain

 (loss)

 Change in

 Unrealized appreciation

 (depreciation)

 Purchases

 Sales

 Accrued

 discounts/ premiums

 Transfers

 in to

 Level 3*

 Transfers

 out of

 Level 3*

 Balance

 as of

 6/30/14

 Corporate Bonds & Notes

 Diversified Financials

 Other Diversified Financial Services

$
1,748,033

$
–

$
126,186

$
–

$
–

$
–

$
–

$
–

$
1,874,219

 Insurance

 Reinsurance

1,470,812

–

(73,968
)

1,906,250

–

5,597

–

–

3,308,691

 Materials

 Diversified Metals & Mining

626,708

–

16,069

1,803,556

(853,333
)

–

–

–

1,593,000

 Common Stocks

 Capital Goods

 Building Products

700,002

–

–

–

–

–

–

–

700,002

 Preferred Stocks

 Insurance

 Reinsurance

3,527,053

96,739

(169,144
)

558,040

(1,182,660
)

–

–

–

2,830,028

 Total

$
8,072,608

$
96,739

$
(100,857
)

$
4,267,846

$
(2,035,993
)

$
5,597

$
–

$
–

$
10,305,940

 *  Transfers are calculated on the beginning of period value.

 Net change in unrealized appreciation of Level 3 investments still held and considered

 Level 3 at 6/30/14: $(16,546).

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Income Trust By (Signature and Title)* /s/ Mark Goodwin ----------------------- Mark Goodwin, Executive Vice President Date August 28, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Mark Goodwin ----------------------- Mark Goodwin, Executive Vice President Date August 28, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date August 28, 2014 * Print the name and title of each signing officer under his or her signature.